CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $)	Mar. 31, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash	$ 3,650,347	$ 26,266,687
Restricted cash	12,040,500	8,320,500
Accounts receivable, trade, net	12,220,958	8,489,272
Notes receivable, trade	1,583,000
Other receivables	1,661,965	232,126
Loans receivable	10,957,437	16,764,390
Receivable, mine acquisition prepayments	17,075,148
Inventories	7,580,251	3,010,926
Advances to suppliers	14,455,894	8,994,833
Advances to suppliers -related party		575,700
Total current assets	81,225,500	72,654,434
PLANT AND EQUIPMENT, net	16,515,488	17,157,542
CONSTRUCTION IN PROGRESS	39,697,825	23,204,544
OTHER ASSETS
Prepayments for land use rights	11,103,542	8,980,335
Prepayments for mine acquisitions		25,546,922
Prepayments for construction	21,779,538	8,134,736
Intangible - land use rights, net	1,912,966	1,919,987
Intangible - mineral rights, net	29,870,000	29,408,865
Long-term investments	2,821,015	2,753,660
Other assets	111,382	108,290
Total other assets	67,598,443	76,852,795
Total assets	205,037,256	189,869,315
CURRENT LIABILITIES
Short term loans - bank	5,698,800	4,950,400
Accounts payable, trade	4,020	144,147
Notes payable	4,749,000
Other payables and accrued liabilities	907,990	1,426,285
Other payables - related party	263,860	455,768
Customer deposits	90,880	127,965
Taxes payable	1,687,930	2,856,671
Total current liabilities	13,402,480	9,961,236
LONG TERM LIABILITIES
Long term loans	56,988,000	55,692,000
Warrants liability	1,042,717	5,569,047
Total long term liabilities	58,030,717	61,261,047
Total liabilities	71,433,197	71,222,283
COMMITMENTS AND CONTINGENCIES
EQUITY
Common shares, $0.001 par value, 100,000,000 authorized, 21,090,948 issued and outstanding as of March 31, 2012 and June 30, 2011, respectively	21,091	21,091
Additional paid-in capital	3,442,083	3,442,083
Statutory reserves	3,687,214	3,403,793
Retained earnings	110,134,963	98,004,993
Accumulated other comprehensive income	7,655,508	5,111,872
Total SinoCoking Coal and Coke Chemicals Industries, Inc's equity	124,940,859	109,983,832
NONCONTROLLING INTERESTS	8,663,200	8,663,200
Total equity	133,604,059	118,647,032
Total liabilities and equity	$ 205,037,256	$ 189,869,315